Goodwill (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 3,301,439	$ 3,301,439
Goodwill carrying amount	$ 3,670,323	$ 3,903,158